Offerings - Offering: 1	Feb. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	2020 Stock Option Plan Common Stock, no par value
Amount Registered | shares	100,000
Proposed Maximum Offering Price per Unit	359.62
Maximum Aggregate Offering Price	$ 35,962,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,505.78
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement of Form S-8 shall also cover such additional and indeterminate number of shares of the Registrant's common stock that may be issued by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of common stock. This Registration Statement registers 100,000 additional shares of common stock issuable under the Winmark Corporation 2020 Stock Option Plan. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h)(1) under the Securities Act of 1933, as amended (the "Securities Act"), and based upon the average of the high and low prices per share of the Company's Common Stock on The NASDAQ Global Market on February 20, 2025.